Reduction in Workforce - Additional Information (Details) $ in Thousands	1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Jan. 31, 2020 Employee	Jun. 30, 2020 USD ($)	Jun. 30, 2020 USD ($) Employee	Dec. 31, 2019 USD ($) Employee
Restructuring Charges [Abstract]
Reduction in workforce | Employee	2		0	8
Additional restructuring charges		$ 0	$ 100	$ 600
Payments for Restructuring				66,000
Payments for accrued restructuring costs				$ 500
Reduction in workforce, percentage				22.00%